Derivative financial instruments - Hedge effectiveness (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	$ (4,727)	$ 881
Change in value of the hedged item used for calculating ineffectiveness	4,650	(928)
Hedge ineffectiveness recognised in interest income	(77)	(46)
Hedge ineffectiveness recognised in non-interest income		(1)
Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(4,540)	957
Change in value of the hedged item used for calculating ineffectiveness	4,548	(959)
Hedge ineffectiveness recognised in interest income	8	(2)
Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(1,210)	(171)
Change in value of the hedged item used for calculating ineffectiveness	1,208	168
Hedge ineffectiveness recognised in interest income	(2)	(3)
Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	670	280
Change in value of the hedged item used for calculating ineffectiveness	(753)	(321)
Hedge ineffectiveness recognised in interest income	(83)	(41)
Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	117	14
Change in value of the hedged item used for calculating ineffectiveness	(117)	(14)
Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	236	(199)
Change in value of the hedged item used for calculating ineffectiveness	(236)	198
Hedge ineffectiveness recognised in non-interest income		(1)
Parent Entity
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(4,760)	659
Change in value of the hedged item used for calculating ineffectiveness	4,680	(701)
Hedge ineffectiveness recognised in interest income	(80)	(42)
Parent Entity | Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(4,886)	683
Change in value of the hedged item used for calculating ineffectiveness	4,901	(683)
Hedge ineffectiveness recognised in interest income	15
Parent Entity | Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(233)	(107)
Change in value of the hedged item used for calculating ineffectiveness	230	105
Hedge ineffectiveness recognised in interest income	(3)	(2)
Parent Entity | Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	294	120
Change in value of the hedged item used for calculating ineffectiveness	(386)	(160)
Hedge ineffectiveness recognised in interest income	(92)	(40)
Parent Entity | Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	50	4
Change in value of the hedged item used for calculating ineffectiveness	(50)	(4)
Parent Entity | Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	15	(41)
Change in value of the hedged item used for calculating ineffectiveness	$ (15)	$ 41